FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Assets at Fair Value
		Fair value measurement or disclosure as of December 31, 2014 using
	Total fair value as of December 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment charges
Fair value disclosures
Cash equivalents (time deposits)	186,578,667	-	186,578,667	-	-
Cash equivalents (money market funds in the PRC)	93,660,365	-	93,660,365	-	-
Restricted cash (time deposits)	123,936,600	-	123,936,600	-	-
Short-term investments (time deposits)	1,306,634,495	-	1,306,634,495	-	-
Other current assets (interest fee employee loan)	3,432,785	-	3,432,785	-	-
Other non-current assets (interest free employee loan)	7,632,434	-	7,632,434	-	-

Non-recurring fair value measurements
Amounts due from Jiuyou	1,062,395	-	-	1,062,395	(10,500,000)
Investment in Jiuyou	788,932	-	-	788,932	(35,085,293)
Goodwill	-	-	-	-	(5,524,213)
Total assets measured at fair value on non-recurring basis	1,851,327	-	-	1,851,327	(51,109,506)

		Fair value measurement or disclosure as of December 31, 2015 using
	Total fair value as of December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment charges
Fair value disclosures
Cash equivalents (time deposits)	443,438,723	-	443,438,723	-	-
Cash equivalents (money market funds in the PRC)	857,201	-	857,201	-	-
Restricted cash (time deposits)	146,479,837	-	146,479,837	-	-
Short-term investments (time deposits)	244,507,124	-	244,507,124	-	-
Other current assets (interest fee employee loan)	3,051,018	-	3,051,018	-	-
Other non-current assets (interest free employee loan)	5,728,265	-	5,728,265	-	-

Non-recurring fair value measurements
Investment in 2013 Affiliate Company	-	-	-	-	(459,253)
Intangible assets associated with Shenzhen JL	18,393,927	-	-	18,393,927	(40,401,740)
Total assets measured at fair value on non-recurring basis	18,393,927	-	-	18,393,927	(40,860,993)